RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Balances And Transactions Abstract
Schedule of related party balances and transactions

	June 30, 2025	December 31, 2024
	Unaudited

Trade and other payables (a)	$32	$58

Related parties' expenses:

	Six months ended June 30,
	2025	2024
	Unaudited
Amounts charged to:

Research and development expenses (a)	$60	$74

(a)
The Company incurred expenses for research and development services provided by related party for cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies.